Income Taxes - Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$ 41,405	$ 40,883
Other real estate owned	1,770	1,443
Accrued expenses	273	539
Net unrealized losses on available for sale investment securities	68,506	105,339
Other	2,022	1,480
Total deferred tax assets	113,976	149,684
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(13,477)	(14,648)
Impairment charges on available-for-securities	(19)	(19)
Identified intangible assets and goodwill	(14,151)	(14,151)
Partnership investment pass through	(70,529)	(55,117)
Other	(5,139)	(4,189)
Total deferred tax liabilities	103,315	88,124
Net deferred tax asset	$ 10,661	$ 61,560